Pledged assets and collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 813	¥ 773
Call money and funds purchased		1,265
Payables under repurchase agreements	6,182	7,862
Payables under securities lending transactions	2,790	2,339
Other short-term borrowings	657	510
Long-term debt	5,545	5,113
Total	¥ 15,987	¥ 17,862